Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Components of income tax expense
Income tax expense (benefit) for the years ended December 31, 2023, 2022 and 2021 was as follows (in thousands of U.S. dollars):

	2023	2022	2021
Current income tax expense
U.S.	$40,840	$93,906	$31,216
Non U.S.	11,621	20,622	18,293
Total current income tax expense	$52,461	$114,528	$49,509
Deferred income tax (benefit) expense
U.S.	$8,048	$(14,428)	$(9,404)
Non U.S.	(390,065)	(60,138)	61
Total deferred income tax (benefit) expense	$(382,017)	$(74,566)	$(9,343)
Unrecognized tax expense (benefit)
U.S.	$—	$—	$—
Non U.S.	1,632	1,933	(199)
Total unrecognized tax expense (benefit)	$1,632	$1,933	$(199)
Total income tax (benefit) expense
U.S.	$48,888	$79,478	$21,812
Non U.S.	(376,812)	(37,583)	18,155
Total income tax (benefit) expense	$(327,924)	$41,895	$39,967

Income before taxes attributable to domestic and foreign operations
Income (loss) before taxes attributable to the Company’s domestic and foreign operations and a reconciliation of the actual income tax rate to the amount computed by applying the effective tax rate of 0% under Bermuda (the Company’s domicile) law to income (loss) before taxes was as follows for the years ended December 31, 2023, 2022 and 2021 (in thousands of U.S. dollars):

	2023	2022	2021
Domestic (Bermuda)	$772,926	$(95,063)	$631,852
Foreign	1,217,269	(802,794)	172,303
Income (loss) before taxes	$1,990,195	$(897,857)	$804,155

Reconciliation of effective tax rate

Reconciliation of effective tax rate (% of income (loss) before taxes)
Expected tax rate	0.0%	0.0%	0.0%
Foreign taxes at local expected tax rates	12.4	15.3	6.7
Impact of foreign exchange gains or losses	(1.1)	(0.3)	(0.1)
Unrecognized tax expense (benefit)	0.1	(0.2)	—
Tax-exempt income and expenses not deductible	(3.8)	0.2	(0.3)
Foreign branch tax	2.0	4.1	0.1
Valuation allowance	(4.3)	(20.8)	0.6
Tax legislation change	(21.9)	—	(0.3)
Other	0.1	(3.0)	(1.7)
Actual tax rate	(16.5)%	(4.7)%	5.0%

Components of net tax assets and liabilities
The components of net tax assets and liabilities at December 31, 2023 and 2022 were as follows (in thousands of U.S. dollars):

	December 31, 2023	December 31, 2022
Net tax assets	$563,368	$160,634
Net tax liabilities	(57,584)	(38,576)
Net tax assets	$505,784	$122,058

	December 31, 2023	December 31, 2022
Net current tax assets	$109,538	$108,836
Net deferred tax assets (liabilities)	408,884	23,931
Net unrecognized tax benefit	(12,638)	(10,709)
Net tax assets	$505,784	$122,058

Significant components of net deferred tax assets and liabilities	Significant components of the net deferred tax assets and liabilities at December 31, 2023 and 2022 were as follows (in thousands of U.S. dollars):

	December 31, 2023	December 31, 2022
Deferred tax assets
Foreign tax credit carryforwards	$176,904	$211,023
Tax loss carryforwards	104,546	123,597
Unearned premiums	44,878	46,029
Coinsurance funds held	6,237	—
Unrealized depreciation and timing differences on investments	96,108	170,720
Bermuda economic transition adjustment	487,265	—
Other deferred tax assets	45,019	37,424
	$960,957	$588,793
Valuation allowance	(325,150)	(386,525)
Deferred tax assets	$635,807	$202,268
Deferred tax liabilities
Deferred acquisition costs	$94,144	$92,459
Goodwill and other intangibles	55,067	55,882
Coinsurance reserves	16,065	—
Discounting of loss reserves and adjustment to life policy reserves	44,406	7,928
Equalization reserves	13,732	8,235
Other deferred tax liabilities	3,509	13,833
Deferred tax liabilities	$226,923	$178,337
Net deferred tax assets	$408,884	$23,931

Total amount of unrecognized tax benefits
The total amount of unrecognized tax benefits for the years ended December 31, 2023, 2022 and 2021 was as follows (in thousands of U.S. dollars):

	2023	2022	2021
Balance at January 1	$10,709	$9,276	$10,272
Changes in tax positions taken during a prior year	4,773	1,933	(200)
Settlements	(2,547)	—	—
Impact of the change in foreign currency exchange rates	(297)	(500)	(796)
Balance at December 31	$12,638	$10,709	$9,276